Share-Based Compensation - Summary of Group's option activities (Details) - 2015 Plan and the 2018 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) shares
Number of share options
Outstanding at beginning of the year (in shares) | shares	390,422,524	390,422,524
Granted (in shares) | shares	3,501,400	3,501,400
Forfeited (in shares) | shares	(8,743,700)	(8,743,700)
Exercised (in shares) | shares	(29,991,124)	(29,991,124)
Outstanding at end of the year (in shares) | shares	355,189,100	355,189,100	390,422,524	390,422,524
Vested and expected to vest at end of the year (in shares) | shares	355,189,100						355,189,100
Exercisable at end of the year (in shares) | shares	291,003,700						291,003,700
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065
Granted (in dollars per share)	0.0065
Forfeited (in dollars per share)	0.0065
Exercised (in dollars per share)	0.0065
Outstanding at end of the year (in dollars per share)	0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	11.4851
Granted	28.4508		30.9747		$ 24.5402
Forfeited	15.7685
Exercised	6.1302
Outstanding at end of the year	11.9991		$ 11.4851
Vested and expected to vest at end of the year	11.9991
Exercisable at end of the year	$ 9.1819
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 9,464,232
Exercised (in dollars)	911,541	¥ 6,374,494		¥ 6,053,177		¥ 24,817,686
Outstanding at end of the year (in dollars) | $	10,066,414		$ 9,464,232
Vested and expected to vest at end of the year (in dollars) | $	10,066,414
Exercisable at end of the year (in dollars) | $	$ 8,247,336
Weighted average remaining contractual term
Outstanding (in years)	14 years 21 days	14 years 21 days	14 years 11 months 4 days	14 years 11 months 4 days
Vested and expected to vest at end of the year (in years)	14 years 21 days	14 years 21 days
Exercisable at end of the year (in years)	13 years 2 months 26 days	13 years 2 months 26 days
Fair value of vested options	$ 898,083	¥ 6,280,381		¥ 6,609,570		¥ 3,285,026
Unrecognized share-based compensation expense relating to unvested options	$ 1,832,242						¥ 12,813,052
Weighted-average period for recognition of share-based compensation expense relating to unvested options	1 year 11 months 4 days	1 year 11 months 4 days